Incentive and Restricted Stock Plan and Dividend Reinvestment Plan - Summary of Non-Vested Restricted Stock (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested, Granted	3,247	9,897
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested Restricted Stock, beginning period	115,019	86,150	31,670
Non-vested, Granted	22,189	67,370	80,047
Non-vested, Vested	45,864	37,118	23,915
Non-vested, Forfeited	11,929	1,383	1,652
Non-vested Restricted Stock, ending period	79,415	115,019	86,150
Weighted Average Grant Date Fair Value, Non-vested beginning balance	$ 22.39	$ 21.88	$ 24.56
Weighted Average Grant Date Fair Value, Granted	$ 19.18	$ 21.53	$ 21.39
Weighted Average Grant Date Fair Value, Vested	$ 19.68	$ 19.75	$ 23.69
Weighted Average Grant Date Fair Value, Forfeited	$ 21.30	$ 19.54	$ 23.64
Weighted Average Grant Date Fair value Non-vested ending balance	$ 21.50	$ 22.39	$ 21.88